Offerings - Offering: 1	May 14, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	56,550,660
Proposed Maximum Offering Price per Unit	7.6125
Maximum Aggregate Offering Price	$ 430,491,899.25
Fee Rate	0.01531%
Amount of Registration Fee	$ 65,908.31
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. Includes the aggregate offering price of the additional shares that the underwriters have the option to purchase to cover over-allotments, if any.